Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Statement that there were no transfers between Level 1, Level 2 or Level 3 of fair value hierarchy, liabilities	There were no transfers between levels during the period
Level 3
Disclosure of detailed information about financial instruments
Transfers from level 3		kr 11,264
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Transfers from level 3		11,291
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Transfers from level 3		kr (27)